UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 1999


Check here if Amendment  [  ] ;  Amendment Number:__________
       This Amendment  (Check only one.):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
Address:              P.O. Box 1810
                      8 Sound Shore Drive, Suite 180
                      Greenwich, CT  06836

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

/s/ Shanna Sullivan                Greenwich, CT               January 5, 2000
------------------------    --------------------------     -------------------
    (Signature)                    (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         53

Form 13F Information Table Value Total:                     $3,398,686
                                                            (thousands)


List of Other Included Managers:

                                          NONE

                                                             Form 13F
               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           12/31/99

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           Item 1               Item 2     Item 3    Item 4     Item 5           Item 6          Item 7            Item 8
       Name of Issuer           Title      Cusip    Mkt. Value  Shares    Investment Discretion   Mgrs.        Voting Authority
                                  of       Number    x $1000               Sole  Shared Other            Sole     Shared     None
                                Class                                      (A)    (B)    (C)             (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

AT&T Corporation              COMMON     001957109     97,291   1,914,700   X                          1,732,200    46,000  136,500
Allstate Corporation          COMMON     020002101     67,421   2,801,900   X                          2,537,900    66,500  197,500
Ambac Financial Group, Inc.   COMMON     023139108     71,356   1,367,300   X                          1,238,500    33,000   95,800
American Standard Cos., Inc.  COMMON     029712106    128,679   2,805,000   X                          2,534,700    70,500  199,800
BCE, Inc.                     COMMON     05534B109        722       8,000   X                                  0         0    8,000
BMC Software                  COMMON     055921100    149,811   1,874,100   X                          1,697,600    43,000  133,500
Bellsouth Corporation         COMMON     079860102     97,866   2,090,600   X                          1,893,600    49,500  147,500
Boeing Company                COMMON     097023105     44,545   1,075,000   X                            972,000    26,000   77,000
Borg-Warner Automotive, Inc.  COMMON     099724106     30,804     760,600   X                            704,700         0   55,900
CenturyTel, Inc.              COMMON     156700106     97,195   2,051,600   X                          1,862,600    47,500  141,500
CitiGroup, Inc.               COMMON     172967101      2,968      53,290   X                             29,250         0   24,040
Citizen's Utilities Co.       COMMON     177342201    141,100   9,945,400   X                          8,886,800   248,500  810,100
Columbia/HCA Healthcare Co.   COMMON     197677107     48,782   1,664,200   X                          1,512,700    37,000  114,500
Cypress Semiconductor Corp.   COMMON     232806109     59,169   1,827,600   X                          1,655,500    43,500  128,600
Dana Corporation              COMMON     235811106        334      11,151   X                                  0         0   11,151
Delta Air, Inc.               COMMON     247361108     56,029   1,124,800   X                          1,021,800    26,000   77,000
Walt Disney Holding Company   COMMON     254687106     65,131   2,226,700   X                          2,009,700    50,000  167,000
DuPont E.I. DeNemours & Co.   COMMON     263534109     69,742   1,058,700   X                            959,200    22,500   77,000
Eaton Corporation             COMMON     278058102      1,271      17,500   X                             17,500         0        0
Engelhard Corporation         COMMON     292845104     29,458   1,560,700   X                          1,396,700    37,500  126,500
Enron Corp.                   COMMON     293561106     97,128   2,188,800   X                          1,986,300    51,500  151,000
Freddie Mac                   COMMON     313400301     79,121   1,681,200   X                          1,523,200    39,500  118,500
Fannie Mae                    COMMON     313586109    143,962   2,305,700   X                          2,058,400    56,000  191,300
Ford Motor Company            COMMON     345370100     75,021   1,407,200   X                          1,272,700    34,000  100,500
Hasbro Inc.                   COMMON     418056107     92,966   4,909,100   X                          4,445,600   116,000  347,500
Illinova Corporation          COMMON     452317100    118,650   3,414,400   X                          3,102,900    79,500  232,000
Intl Business Machines Corp.  COMMON     459200101     56,089     519,948   X                            469,700    12,000   38,248
International Game Technology COMMON     459902102        203      10,000   X                                  0         0   10,000
Kaufman & Broad Home Corp.    COMMON     486168107     92,072   3,806,600   X                          3,423,800    98,000  284,800
Kimberly-Clark Company        COMMON     494368103    119,149   1,820,800   X                          1,640,300    46,000  134,500
Loews Corporation             COMMON     540424108     49,254     811,600   X                            743,500    19,500   48,600
Loral Space & Communication   COMMON     G56462107     33,464   1,376,400   X                          1,191,900    39,000  145,500
MBIA Inc.                     COMMON     55262C100     93,996   1,779,800   X                          1,605,300    51,500  123,000
Magna International, Inc.     COMMON     559222401     73,160   1,726,500   X                          1,548,500    53,500  124,500
Mallinckrodt, Inc.            COMMON     561232109    110,774   3,482,100   X                          3,159,600    73,000  249,500
Merck & Co. Inc.              COMMON     589331107        968      14,400   X                                  0         0   14,400
MidAmerican Energy Holding    COMMON     59562V107    103,178   3,062,800   X                          2,742,300    80,500  240,000
Minnesota Mining & Mfg.       COMMON     604059105     93,206     952,300   X                            867,400    22,000   62,900
Office Depot, Inc.            COMMON     676220106    104,113   9,464,800   X                          8,556,300   229,000  679,500
Parametric Technology Corp.   COMMON     699173100    101,925   3,766,300   X                          3,401,800    93,000  271,500
Philip Morris Co.s            COMMON     718154107        876      38,100   X                                  0         0   38,100
Polaris Industries, Inc.      COMMON     731068102        290       8,000   X                                  0         0    8,000
Presidential Life Corporation COMMON     740884101        184      10,000   X                                  0         0   10,000
Providian Financial Corp.     COMMON     74406A102      1,457      16,000   X                             16,000         0        0
Republic New York Corp.       COMMON     760719104        443       6,150   X                                  0         0    6,150
Safeway, Inc.                 COMMON     786514208     64,175   1,795,100   X                          1,624,600    41,500  129,000
SCANA Corporation             COMMON     805898103     15,340     570,800   X                            546,800         0   24,000
TJX Companies, Inc.           COMMON     872540109        613      30,000   X                                  0         0   30,000
Telephone & Data Systems      COMMON     879433100    111,157     882,200   X                            796,700    23,500   62,000
Texas Instruments, Inc.       COMMON     882508104     75,020     776,400   X                            699,300    19,500   57,600
Texas Utilities Company       COMMON     882848104     69,998   1,968,300   X                          1,773,900    50,500  143,900
UST, Inc.                     COMMON     902911106     63,704   2,529,200   X                          2,307,700    66,000  155,500
Weatherford International     COMMON     947074100     97,356   2,437,700   X                          2,213,200    57,500  167,000


   Totals:                        53                3,398,686